Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Net	[1]	$ 17	$ (30)	$ (6)
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		19	(31)	(9)
Other comprehensive income, Tax		(2)	1	3
Other comprehensive income, Net		17	(30)	(6)
Equity And Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		1	(3)	15
Other comprehensive income, Tax		1	0	(3)
Other comprehensive income, Net		$ 2	$ (3)	$ 12

[1]	net of taxes